ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2024
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	September 30, 2024 (Unaudited)	March 31, 2024
Accounts payable and amounts accrued to CRO	$49	$1,413
Accrued bonuses and other payroll-related expenses	371	525
Accrued accounting and auditing fees	127	189
Accrued legal fees	54	194
Accrued other professional fees	33	157
Other accounts payable	172	136
Accrued clinical and R&D services	3	179
Other	36	43
Total accounts payable and accrued liabilities	$845	$2,836